Schedule of finance income (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Interest income on :
- Bank deposits recognised at amortised cost			₨ 14,354	₨ 25,804	₨ 46,236
- Others	[1]		3,521	10,365	32,529
Foreign exchange gain (net)			7,655	8,346	58
Unwinding of other financial assets			3,414	3,301	2,781
Total		$ 352	₨ 28,944	₨ 47,816	₨ 81,604

[1]	Interest income on others include interest income on loan given to joint venture of INR Nil (March 31, 2022: INR 4,240 and March 31, 2021: INR 7,206).